Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	Elfun Government Money Market Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000855630
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2023
Prospectus Date	rr_ProspectusDate	Apr. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A